Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
US Regulated
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.30%	2.40%
UK Electricity Distribution
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	1.80%	2.30%
UK Electricity Distribution Group
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.40%	5.00%
UK Electricity Distribution DNO
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.30%	5.00%
New York
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.30%	6.20%
New England
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.20%	6.10%
National Grid Ventures – US
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.70%	7.20%
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	£ 0	£ 0